Loans, Impaired Loans, and Allowance for Credit Losses (Details Narrative) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale	$ 56	$ 51